Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 677,000.00
Previously Paid Amount	0.00
Total Fee Amount	93.49
Total Offset Amount	0.00
Net Fee	93.49
Narrative - Max Aggregate Offering Price	$ 677,000.00
Final Prospectus	true